December 4, 2007

VIA EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re: Evergreen Equity Trust (the "Trust")

Evergreen Disciplined Small-Mid Value Fund

Evergreen Disciplined Value Fund

Evergreen Equity Income Fund

Evergreen Fundamental Large Cap Fund

Evergreen Intrinsic Value Fund

Evergreen Small Cap Value Fund

Evergreen Special Values Fund (the "Funds")

Post-Effective Amendment No. 112 to Registration Statement

No. 333-37453/811-08413

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of the Funds’ prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 112 to Registration Statement No. 333-37453/811-08413) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on November 26, 2007.

If you have any questions or would like further information, please call me at (617) 210-3626.

Very truly yours,

/s/ Derrick E. Belka

Derrick E. Belka